UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6395

Dreyfus New York Municipal Cash Management
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	4/30/10

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New York Municipal Cash Management

April 30, 2010 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--100.6%	Rate (%)		Date	Amount ($)	Value ($)
New York--99.8%
Albany,
GO Notes		3.00	7/1/10	1,000,000	1,004,564
Albany County Airport Authority,
Airport Revenue, Refunding
(LOC; Bank of America)		0.36	5/7/10	7,560,000 a	7,560,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Albany Medical Center
Hospital Project) (LOC; Bank
of America)		0.32	5/7/10	2,800,000 a	2,800,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Albany Medical Center
Hospital Project) (LOC; Key
Bank)		0.39	5/7/10	5,000,000 a	5,000,000
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Young Men's
Christian Association of
Olean, N.Y. Project) (LOC; Key
Bank)		0.49	5/7/10	3,305,000 a	3,305,000
Chappaqua Central School District,
GO Notes, TAN		2.00	6/30/10	5,000,000	5,013,500
Chautauqua County Industrial
Development Agency, Civic
Facility Revenue (Gerry Homes
Project) (LOC; HSBC Bank USA)		0.50	5/7/10	11,340,000 a	11,340,000
Chemung County Industrial
Development Agency, IDR (MMARS
2nd Program) (LOC; HSBC Bank
USA)		0.50	5/7/10	835,000 a	835,000
Clinton County Industrial
Development Agency, Civic
Facility Revenue (Champlain

Valley Physicians Hospital
Medical Center Project)
(Liquidity Facility; Key Bank)	0.39	5/7/10	7,700,000 a	7,700,000
Clinton County Industrial
Development Agency, Civic
Facility Revenue (Champlain
Valley Physicians Hospital
Medical Center Project) (LOC;
Key Bank)	0.39	5/7/10	10,305,000 a	10,305,000
Columbia County Capital Resource
Corporation, Civic Facility
Revenue (The Columbia Memorial
Hospital Project) (LOC; HSBC
Bank USA)	0.30	5/7/10	6,945,000 a	6,945,000
Columbia County Industrial
Development Agency, Civic
Facility Revenue (The Columbia
Memorial Hospital Project)
(LOC; HSBC Bank USA)	0.30	5/7/10	5,570,000 a	5,570,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Anderson
Foundation for Autism, Inc.
Project) (LOC; M&T Bank)	0.35	5/7/10	8,325,000 a	8,325,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Anderson
Foundation for Autism, Inc.
Project) (LOC; M&T Bank)	0.35	5/7/10	9,445,000 a	9,445,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Arbor Ridge
Brookmeade Inc.) (LOC; M&T
Bank)	0.35	5/7/10	15,255,000 a	15,255,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Lutheran Center at
Poughkeepsie, Inc. Project)
(LOC; Key Bank)	0.40	5/7/10	3,650,000 a	3,650,000
East Hampton Union Free School
District, GO Notes, TAN	1.00	6/30/10	5,610,000	5,615,704
East Rochester Housing Authority,

Housing Revenue (Park Ridge
Nursing Home, Inc. Project)
(LOC; JPMorgan Chase Bank)	0.31	5/7/10	5,000,000 a	5,000,000
Elmira City School District,
GO Notes, BAN	1.50	6/30/10	5,745,000	5,753,057
Erie County Fiscal Stability
Authority, GO Notes, BAN	1.25	7/30/10	6,165,000	6,175,313
Erie County Industrial Development
Agency, Civic Facility Revenue
(Heritage Center Project)
(LOC; Key Bank)	0.54	5/7/10	1,625,000 a	1,625,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(YMCA of Greater Buffalo
Project) (LOC; HSBC Bank USA)	0.50	5/7/10	450,000 a	450,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(YMCA of Greater Buffalo
Project) (LOC; HSBC Bank USA)	0.50	5/7/10	3,365,000 a	3,365,000
Erie County Industrial Development
Agency, IDR (Hydro-Air
Components Inc. Project) (LOC;
HSBC Bank USA)	0.42	5/7/10	2,900,000 a	2,900,000
Erie Tobacco Asset Securitization
Corporation, Tobacco
Settlement Asset-Backed Bonds
(Prerefunded)	6.25	7/15/10	18,265,000 b	18,665,891
Franklinville Central School
District, GO Notes, BAN	1.50	7/29/10	3,800,000	3,804,590
Herkimer County Industrial
Development Agency, IDR (F.E.
Hale Manufacturing Company
Facility) (LOC; HSBC Bank USA)	0.50	5/7/10	1,800,000 a	1,800,000
Heuvelton Central School District,
GO Notes, BAN	1.50	6/30/10	1,800,000	1,802,512
Lancaster Industrial Development
Agency, IDR (Sealing Devices
Inc. Project) (LOC; HSBC Bank
USA)	0.42	5/7/10	2,255,000 a	2,255,000
Long Island Power Authority,
CP (Long Island Lighting
Company) (LOC; JPMorgan Chase

Bank)	0.35	6/10/10	20,000,000	20,000,000
Long Island Power Authority,
CP (Long Island Lighting
Company) (LOC; State Street
Bank and Trust Co.)	0.35	5/11/10	9,900,000	9,900,000
Long Island Power Authority,
Electric System General
Revenue (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.32	5/7/10	17,000,000 a	17,000,000
Long Island Power Authority,
Electric System General
Revenue (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.33	5/7/10	23,200,000 a	23,200,000
Long Island Power Authority,
Electric System Subordinated
Revenue (LOC: JPMorgan Chase
Bank and Landesbank
Baden-Wurttemberg)	0.30	5/7/10	15,000,000 a	15,000,000
Long Island Power Authority,
Electric System Subordinated
Revenue (LOC; Westdeutsche
Landesbank)	0.24	5/1/10	12,600,000 a	12,600,000
Mamaroneck Village,
GO Notes, BAN	1.00	8/18/10	3,514,000	3,520,756
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue, Refunding (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Dexia Credit Locale)	0.35	5/7/10	34,900,000 a	34,900,000
Metropolitan Transportation
Authority, RAN	2.00	12/31/10	25,000,000	25,268,622
Metropolitan Transportation
Authority, Transportation
Revenue (LOC; Fortis Bank)	0.29	5/7/10	13,200,000 a	13,200,000
Metropolitan Transportation
Authority, Transportation
Revenue, Refunding (Insured;
Assured Guaranty Municipal

Corp. and Liquidity Facility;
Dexia Credit Locale)	0.30	5/7/10	19,860,000 a	19,860,000
Metropolitan Transportation
Authority, Transportation
Revenue, Refunding (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Westdeutsche Landesbank)	0.35	5/7/10	10,310,000 a	10,310,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (DePaul
Properties, Inc. Project)
(LOC; Key Bank)	0.39	5/7/10	2,815,000 a	2,815,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Bank)	0.35	5/7/10	2,280,000 a	2,280,000
Monroe County Industrial
Development Agency, IDR
(Chaney Enterprise) (LOC; M&T
Bank)	0.50	5/7/10	2,100,000 a	2,100,000
Monroe County Industrial
Development Agency, IDR
(Genesee Metal Stampings Inc.
Facility) (LOC; HSBC Bank USA)	0.50	5/7/10	450,000 a	450,000
Monroe County Industrial
Development Agency, Revenue
(HDF-RWC Project 1, LLC -
Robert Weslayan College
Project) (LOC; M&T Bank)	0.37	5/7/10	2,600,000 a	2,600,000
New York City,
GO Notes	5.00	8/1/10	3,000,000	3,034,382
New York City,
GO Notes (Liquidity Facility;
Allied Irish Banks)	0.45	5/1/10	15,000,000 a	15,000,000
New York City,
GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.26	5/1/10	7,000,000 a	7,000,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.24	5/1/10	6,300,000 a	6,300,000

New York City Housing Development
Corporation, MFHR	0.28	6/15/10	5,550,000	5,550,000
New York City Housing Development
Corporation, MFHR	0.33	9/15/10	11,175,000	11,175,000
New York City Housing Development
Corporation, MFHR (Liquidity
Facility; Citibank NA)	0.33	5/7/10	10,000,000 a,c	10,000,000
New York City Housing Development
Corporation, MFHR (Liquidity
Facility; JPMorgan Chase Bank)	0.30	5/7/10	6,900,000 a	6,900,000
New York City Housing Development
Corporation, MFMR (The Crest
Project) (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.31	5/7/10	8,000,000 a	8,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue (American
Society for Technion Project)
(LOC; Allied Irish Banks)	0.38	5/7/10	9,210,000 a	9,210,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Birch Wathen
Lenox School Project) (LOC;
Allied Irish Banks)	0.70	5/7/10	7,505,000 a	7,505,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Columbia
Grammar and Preparatory School
Project) (LOC; Allied Irish
Banks)	0.70	5/7/10	5,115,000 a	5,115,000
New York City Industrial
Development Agency, Civic
Facility Revenue (French
Institute-Alliance Francaise
de New York - Federation of
French Alliances in the United
States Project) (LOC; M&T Bank)	0.55	5/7/10	1,860,000 a	1,860,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Jewish
Community Center on the Upper
West Side, Inc. Project) (LOC;
M&T Bank)	0.35	5/7/10	4,900,000 a	4,900,000

New York City Industrial
Development Agency, Civic
Facility Revenue (Sephardic
Community Youth Center, Inc.
Project) (LOC; M&T Bank)	0.35	5/7/10	3,100,000 a	3,100,000
New York City Industrial
Development Agency, Civic
Facility Revenue
(Spence-Chapin, Services to
Families and Children Project)
(LOC; Allied Irish Banks)	0.70	5/7/10	5,510,000 a	5,510,000
New York City Industrial
Development Agency, Civic
Facility Revenue (The
Allen-Stevenson School
Project) (LOC; Allied Irish
Banks)	0.70	5/7/10	2,960,000 a	2,960,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Village
Community School Project)
(LOC; M&T Bank)	0.55	5/7/10	2,400,000 a	2,400,000
New York City Municipal Water
Finance Authority, CP
(Liquidity Facility:
Bayerische Landesbank and
Westdeutsche Landesbank)	0.42	5/7/10	7,400,000	7,400,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Prerefunded)	5.50	6/15/10	5,400,000 b	5,488,020
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue (Putters
Program) (Liquidity Facility;
JPMorgan Chase Bank)	0.30	5/7/10	2,095,000 a,c	2,095,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Fortis Bank)	0.23	5/1/10	10,000,000 a	10,000,000
New York City Transitional Finance
Authority, Future Tax Secured

Revenue (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.24	5/1/10	7,000,000 a	7,000,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Wells Fargo Bank)	0.24	5/1/10	4,190,000 a	4,190,000
New York Liberty Development
Corporation, Multi-Modal
Liberty Revenue (World Trade
Center Project)	0.50	1/18/11	15,000,000	15,000,000
New York Local Government
Assistance Corporation, GO
Notes (LOC: Bayerische
Landesbank and Westdeutsche
Landesbank)	0.30	5/7/10	18,900,000 a	18,900,000
New York Local Government
Assistance Corporation,
Subordinate Lien Revenue,
Refunding (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility;
Westdeutsche Landesbank)	0.37	5/7/10	14,350,000 a	14,350,000
New York State Dormitory
Authority, Consolidated
Service Contract Revenue,
Refunding	1.50	7/1/10	10,200,000	10,218,910
New York State Dormitory
Authority, Insured Revenue
(The Culinary Institute of
America) (LOC; TD Bank)	0.29	5/7/10	6,925,000 a	6,925,000
New York State Dormitory
Authority, Revenue (Park Ridge
Hospital, Inc.) (LOC; JPMorgan
Chase Bank)	0.31	5/7/10	2,785,000 a	2,785,000
New York State Dormitory
Authority, Revenue (Samaritan
Medical Center) (LOC; Key Bank)	0.39	5/7/10	8,000,000 a	8,000,000
New York State Dormitory
Authority, Revenue (The
College of New Rochelle) (LOC;
RBS Citizens NA)	0.38	5/7/10	4,000,000 a	4,000,000
New York State Dormitory

Authority, State Personal
Income Tax Revenue (Education)
(Liquidity Facility; Citibank
NA)	0.31	5/7/10	7,095,000 a,c	7,095,000
New York State Housing Finance
Agency, Housing Revenue (350
West 37th Street) (LOC;
Wachovia Bank)	0.34	5/7/10	9,000,000 a	9,000,000
New York State Housing Finance
Agency, Service Contract
Revenue, Refunding (LOC; Bank
of America)	0.29	5/7/10	4,200,000 a	4,200,000
New York State Urban Development
Corporation, Service Contract
Revenue, Refunding (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
JPMorgan Chase Bank)	0.31	5/7/10	5,000,000 a	5,000,000
Newburgh Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties Dubois Street II,
Inc. Project) (LOC; Key Bank)	0.40	5/7/10	3,200,000 a	3,200,000
Onondaga County Industrial
Development Agency, IDR (ICM
Controls Corporation Project)
(LOC; M&T Bank)	0.45	5/7/10	2,250,000 a	2,250,000
Ontario County Industrial
Development Agency, Civic
Facility Revenue (Friends of
the Finger Lakes Performing
Arts Center, Inc. Civic
Facility) (LOC; FHLB)	0.44	5/7/10	6,455,000 a	6,455,000
Ontario County Industrial
Development Agency, IDR (Dixit
Enterprises/Newtex Industries,
Inc. Facility) (LOC; HSBC Bank
USA)	0.50	5/7/10	2,540,000 a	2,540,000
Orange County Industrial
Development Agency, Civic
Facility Revenue (Saint Luke's
Cornwall Hospital Project)
(LOC; Key Bank)	0.40	5/7/10	3,800,000 a	3,800,000

Otsego County Industrial
Development Agency, Civic
Facility Revenue (Templeton
Foundation Project) (LOC; Key
Bank)	0.49	5/7/10	3,030,000 a	3,030,000
Port Authority of New York and New
Jersey, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.41	5/11/10	33,000,000	33,000,000
Port Authority of New York and New
Jersey, Equipment Notes	0.36	5/7/10	10,500,000 a	10,500,000
Port Authority of New York and New
Jersey, Special Obligation
Revenue (Versatile Structure
Obligations) (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.25	5/1/10	5,000,000 a	5,000,000
Putnam County Industrial
Development Agency, Civic
Facility Revenue (United
Cerebral Palsy of Putnam and
Southern Dutchess Project)
(LOC; Commerce Bank NA)	0.29	5/7/10	3,595,000 a	3,595,000
Saint Lawrence County Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Claxton-Hepburn Medical
Center Project) (LOC; Key Bank)	0.40	5/7/10	3,500,000 a	3,500,000
Schenectady Industrial Development
Agency, Civic Facility Revenue
(Union Graduate College
Project) (LOC; M&T Bank)	0.35	5/7/10	5,535,000 a	5,535,000
Smithtown Central School District,
GO Notes, TAN	1.00	6/25/10	10,865,000	10,874,312
South Jefferson Central School
District, GO Notes, BAN	1.50	7/2/10	1,800,000	1,802,457
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties-Larned Project)
(LOC; M&T Bank)	0.37	5/7/10	2,410,000 a	2,410,000
Syracuse Industrial Development
Agency, Civic Facility Revenue

(Crouse Health Hospital, Inc.
Project) (LOC; HSBC Bank USA)	0.31	5/7/10	2,730,000 a	2,730,000
Syracuse Industrial Development
Agency, Housing Revenue
(Masonic Lofts LLC Project)
(LOC; Key Bank)	0.64	5/7/10	4,050,000 a	4,050,000
Three Village Central School
District, GO Notes, TAN	1.00	6/30/10	7,935,000	7,942,287
Ulster County Industrial
Development Agency, IDR (Selux
Corporation Project) (LOC; M&T
Bank)	0.45	5/7/10	1,205,000 a	1,205,000
Westchester County Health Care
Corporation, CP (Liquidity
Facility; JPMorgan Chase Bank
and LOC; Westchester County)	0.40	5/10/10	11,520,000	11,520,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (The Masters
School Civic Facility) (LOC;
Allied Irish Banks)	0.70	5/7/10	15,305,000 a	15,305,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (The Rye YMCA
Project) (LOC; Allied Irish
Banks)	0.65	5/7/10	2,000,000 a	2,000,000
William Floyd Union Free School
District of the
Mastics-Moriches-Shirley, GO
Notes, TAN	2.25	6/30/10	15,200,000	15,245,844
Yonkers Industrial Development
Agency, MFHR (Main Street
Lofts Yonkers LLC Project)
(LOC; M&T Bank)	0.45	5/7/10	30,000,000 a	30,000,000
Yonkers Industrial Development
Agency, Revenue (Merlots
Program) (11-23 Saint Casimir
Avenue, LP Project) (Liquidity
Facility; Wachovia Bank and
LOC; GNMA)	0.37	5/7/10	4,215,000 a,c	4,215,000

U.S. Related--.8%

Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank
NA)	0.34	5/7/10	7,000,000 a,c,d	7,000,000

Total Investments (cost $834,140,721)			100.6%	834,140,721
Liabilities, Less Cash and Receivables			(.6%)	(5,106,831)
Net Assets			100.0%	829,033,890

a	Variable rate demand note - rate shown is the interest rate in effect at April 30, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, these securities amounted to $30,405,000 or 3.7% of net assets.
d	Purchased on a delayed delivery basis.

At April 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue

LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of April 30, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	834,140,721
Level 3 - Significant Unobservable Inputs	-
Total	834,140,721

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New York Municipal Cash Management

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	June 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	June 23, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	June 23, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)